GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended			3 Months Ended	1 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008 Syneron China [Member]	Dec. 31, 2012 Syneron China [Member]	Oct. 31, 2011 Syneron China [Member]	Dec. 31, 2011 Flourinex Active Ltd. (Flurinex) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Feb. 28, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member] Preferred A-1 [Shares]	Jan. 05, 2010 Candela Corporation [Member]	Dec. 07, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2011 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2012 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Dec. 31, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Feb. 13, 2012 Ultrashape Ltd. [Member]	Feb. 08, 2012 Ultrashape Ltd. [Member]	Mar. 14, 2012 TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 15,901		$ 430		$ 2,200		$ 4,625				$ 309						$ 12,000	$ 12,000	$ 3,651
Percentage interest acquired							74.96%				2.55%	100.00%	100.00%				100.00%	100.00%
Contingent consideration as a percentage of net sales								2.019%
Contingent consideration term of obligation													1 year
Deposits with escrow agent (see also Note 1b3)	1,760
Percent of issued and outstanding shares owned	9.85%							100.00%
Cost method investment ownership percentage										49.52%
Investments in affiliated companies	1,000	200								4,275
Joint venture, capital investment						510
Number of installments				2
Date of first installment payment				Feb. 28, 2010
Contingent payment liability													2,409	2,535	0	2,409
Total purchase consideration	15,901		73,454					5,000				73,024
Additional amount to be paid for acquisition of shares								5,000
Contingent consideration			2,409					15,240	6,750
Discount rate								17.70%
Fair value of non-controlling interests			245
Fair value of previous equity investment			73,024
Cumulative percentage ownership							74.96%
Contingent consideration fair value								$ 6,125						$ 2,535		$ 2,409
Contingent consideration measurement period end date														May 31, 2013